Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees KraneShares
Trust:

In planning and performing our audit of the financial statements of KraneShares Trust, comprised of the funds listed in the Appendix (collectively, the Funds) as of and for the year or period ended
March 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board
(United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2025.

This report is intended solely for the information and use of the management and the Board of Trustees of KraneShares Trust and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ KPMG LLP
Philadelphia, Pennsylvania
May 27, 2025



Appendix

KraneShares CSI China Internet ETF
KraneShares Bosera MSCI China A 50 Connect Index ETF
KraneShares MSCI All China Index ETF
KraneShares MSCI One Belt One Road Index ETF
KraneShares Emerging Markets Consumer Technology Index ETF KraneShares MSCI China Clean Technology Index ETF
KraneShares Electric Vehicles and Future Mobility Index ETF KraneShares MSCI All China Health Care Index ETF
KraneShares Asia Pacific High Income USD Bond ETF
(formerly KraneShares Asia Pacific High Income Bond ETF) KraneShares MSCI Emerging Markets ex China Index ETF
KraneShares Global Carbon Strategy ETF
KraneShares Value Line(r) Dynamic Dividend Equity Index ETF KraneShares Mount Lucas Managed Futures Index Strategy ETF (formerly KFA Mount Lucas Managed Futures Index Strategy ETF) KraneShares SSE STAR Market 50 Index ETF
KraneShares Hang Seng TECH Index ETF
KraneShares European Carbon Allowance Strategy ETF
KraneShares California Carbon Allowance Strategy ETF
KraneShares KWEB Covered Call Strategy ETF (formerly
KraneShares China Internet and Covered Call Strategy ETF) KraneShares Dynamic Emerging Markets Strategy ETF
KraneShares Global Luxury Index ETF
KraneShares Rockefeller SM Ocean Engagement ETF
KraneShares Hedgeye Hedged Equity Index ETF
KraneShares Artificial Intelligence and Technology ETF KraneShares Sustainable Ultra Short Duration Index ETF KraneShares China Alpha Index ETF
KraneShares Man Buyout Beta Index ETF
KraneShares 90% KWEB Defined Outcome January 2027 ETF
(formerly KraneShares 90% KWEB Defined Outcome January 2026 ETF) KraneShares 100% KWEB Defined Outcome January 2027 ETF
(formerly KraneShares 100% KWEB Defined Outcome January 2026 ETF) Quadratic Interest Rate Volatility and Inflation Hedge ETF Quadratic Deflation ETF
KraneShares 2x Long BABA Daily ETF
KraneShares 2x Long PDD Daily ETF